UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00750
Delaware Group® Equity Funds II
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Nomura Value Fund
Class A : DDVAX
Semiannual shareholder report | May 31, 2026
This semiannual shareholder report contains important information about Nomura Value Fund (Fund) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$50	0.97%
^	Annualized.
Fund statistics (as of May 31, 2026)
Fund net assets	$1,760,258,375
Total number of portfolio holdings*	34
Total advisory fees paid (during reporting period)	$5,518,757
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	18.04%
Financials	16.57%
Industrials	15.29%
Healthcare	12.44%
Consumer Discretionary	8.40%
Materials	6.30%
Energy	5.68%
Consumer Staples	5.21%
Real Estate	3.94%
Communication Services	3.94%
Utilities	3.26%

Top 10 equity holdings
Cisco Systems	4.07%
Amazon.com	4.00%
Prologis	3.94%
Alphabet Class A	3.93%
Qnity Electronics	3.55%
Analog Devices	3.50%
CSX	3.38%
Carrier Global	3.34%
DuPont de Nemours	3.34%
Duke Energy	3.26%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5644076)
TSSR-DDVAX-0726

Nomura Value Fund
Class C : DDVCX
Semiannual shareholder report | May 31, 2026
This semiannual shareholder report contains important information about Nomura Value Fund (Fund) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$88	1.72%
^	Annualized.
Fund statistics (as of May 31, 2026)
Fund net assets	$1,760,258,375
Total number of portfolio holdings*	34
Total advisory fees paid (during reporting period)	$5,518,757
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	18.04%
Financials	16.57%
Industrials	15.29%
Healthcare	12.44%
Consumer Discretionary	8.40%
Materials	6.30%
Energy	5.68%
Consumer Staples	5.21%
Real Estate	3.94%
Communication Services	3.94%
Utilities	3.26%

Top 10 equity holdings
Cisco Systems	4.07%
Amazon.com	4.00%
Prologis	3.94%
Alphabet Class A	3.93%
Qnity Electronics	3.55%
Analog Devices	3.50%
CSX	3.38%
Carrier Global	3.34%
DuPont de Nemours	3.34%
Duke Energy	3.26%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5644076)
TSSR-DDVCX-0726

Nomura Value Fund
Class R : DDVRX
Semiannual shareholder report | May 31, 2026
This semiannual shareholder report contains important information about Nomura Value Fund (Fund) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$63	1.22%
^	Annualized.
Fund statistics (as of May 31, 2026)
Fund net assets	$1,760,258,375
Total number of portfolio holdings*	34
Total advisory fees paid (during reporting period)	$5,518,757
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	18.04%
Financials	16.57%
Industrials	15.29%
Healthcare	12.44%
Consumer Discretionary	8.40%
Materials	6.30%
Energy	5.68%
Consumer Staples	5.21%
Real Estate	3.94%
Communication Services	3.94%
Utilities	3.26%

Top 10 equity holdings
Cisco Systems	4.07%
Amazon.com	4.00%
Prologis	3.94%
Alphabet Class A	3.93%
Qnity Electronics	3.55%
Analog Devices	3.50%
CSX	3.38%
Carrier Global	3.34%
DuPont de Nemours	3.34%
Duke Energy	3.26%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5644076)
TSSR-DDVRX-0726

Nomura Value Fund
Institutional Class : DDVIX
Semiannual shareholder report | May 31, 2026
This semiannual shareholder report contains important information about Nomura Value Fund (Fund) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$37	0.72%
^	Annualized.
Fund statistics (as of May 31, 2026)
Fund net assets	$1,760,258,375
Total number of portfolio holdings*	34
Total advisory fees paid (during reporting period)	$5,518,757
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	18.04%
Financials	16.57%
Industrials	15.29%
Healthcare	12.44%
Consumer Discretionary	8.40%
Materials	6.30%
Energy	5.68%
Consumer Staples	5.21%
Real Estate	3.94%
Communication Services	3.94%
Utilities	3.26%

Top 10 equity holdings
Cisco Systems	4.07%
Amazon.com	4.00%
Prologis	3.94%
Alphabet Class A	3.93%
Qnity Electronics	3.55%
Analog Devices	3.50%
CSX	3.38%
Carrier Global	3.34%
DuPont de Nemours	3.34%
Duke Energy	3.26%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5644076)
TSSR-DDVIX-0726

Nomura Value Fund
Class R6 : DDZRX
Semiannual shareholder report | May 31, 2026
This semiannual shareholder report contains important information about Nomura Value Fund (Fund) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$34	0.66%
^	Annualized.
Fund statistics (as of May 31, 2026)
Fund net assets	$1,760,258,375
Total number of portfolio holdings*	34
Total advisory fees paid (during reporting period)	$5,518,757
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	18.04%
Financials	16.57%
Industrials	15.29%
Healthcare	12.44%
Consumer Discretionary	8.40%
Materials	6.30%
Energy	5.68%
Consumer Staples	5.21%
Real Estate	3.94%
Communication Services	3.94%
Utilities	3.26%

Top 10 equity holdings
Cisco Systems	4.07%
Amazon.com	4.00%
Prologis	3.94%
Alphabet Class A	3.93%
Qnity Electronics	3.55%
Analog Devices	3.50%
CSX	3.38%
Carrier Global	3.34%
DuPont de Nemours	3.34%
Duke Energy	3.26%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5644076)
TSSR-DDZRX-0726

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

US equity mutual fund
Nomura Value Fund
Financial statements and other information
For the six months ended May 31, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Nomura Value Fund	May 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.07%♣
Communication Services — 3.94%
Alphabet Class A	182,088	$ 69,255,350
		69,255,350
Consumer Discretionary — 8.40%
Amazon.com †	260,100	70,393,464
Lowe's	222,862	47,772,698
NIKE Class B	641,525	29,657,701
		147,823,863
Consumer Staples — 5.21%
PepsiCo	314,951	45,412,785
Procter & Gamble	322,710	46,328,247
		91,741,032
Energy — 5.68%
Chevron	275,126	50,199,490
Exxon Mobil	342,242	49,714,073
		99,913,563
Financials — 16.57%
Bank of America	1,092,000	56,347,200
Charles Schwab	566,874	49,516,444
Intercontinental Exchange	348,100	51,466,585
Marsh & McLennan	274,400	43,895,768
Progressive	230,900	43,963,360
Wells Fargo & Co.	600,400	46,555,016
		291,744,373
Healthcare — 12.44%
Cigna Group	196,901	54,620,337
Johnson & Johnson	238,375	53,713,039
Merck & Co.	267,200	31,721,984
Thermo Fisher Scientific	111,636	54,981,846
Zoetis	307,200	23,866,368
		218,903,574
Industrials — 15.29%
Carrier Global	921,700	58,868,979
CSX	1,314,936	59,514,003
Dover	241,685	51,082,542
Jacobs Solutions	400,191	47,966,893
Northrop Grumman	91,810	51,751,461
		269,183,878

Schedule of investments
Nomura Value Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology — 18.04%
Analog Devices	149,003	$ 61,664,891
CDW	382,400	47,972,080
Cisco Systems	595,193	71,673,141
Qnity Electronics	400,872	62,536,032
QUALCOMM	81,100	20,357,722
Teledyne Technologies †	85,954	53,276,868
		317,480,734
Materials — 6.30%
DuPont de Nemours	1,215,468	58,852,961
PPG Industries	460,600	52,038,588
		110,891,549
Real Estate — 3.94%
Prologis	483,866	69,420,255
		69,420,255
Utilities — 3.26%
Duke Energy	467,978	57,434,940
		57,434,940
Total Common Stocks (cost $1,337,407,341)		1,743,793,111

Short-Term Investments — 0.86%
Money Market Mutual Funds — 0.86%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.51%)	3,796,030	3,796,030
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.51%)	3,796,030	3,796,030
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.55%)	3,796,030	3,796,030
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.54%)	3,796,030	3,796,030
Total Short-Term Investments (cost $15,184,120)		15,184,120
Total Value of Securities—99.93% (cost $1,352,591,461)		1,758,977,231

Receivables and Other Assets Net of Liabilities—0.07%		1,281,144
Net Assets Applicable to 141,121,600 Shares Outstanding—100.00%		$1,760,258,375
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Nomura Value Fund	May 31, 2026 (Unaudited)
Assets:
Investments, at value*	$1,758,977,231
Cash	16,255
Dividends receivable	3,308,377
Receivable for fund shares sold	2,243,220
Receivable for securities sold	2,119,870
Prepaid expenses	125,862
Other assets	68,875
Total Assets	1,766,859,690
Liabilities:
Payable for fund shares redeemed	4,691,790
Investment management fees payable to affiliates	896,575
Other accrued expenses	759,688
Distribution fees payable to affiliates	230,782
Dividend disbursing and transfer agent fees and expenses payable to affiliates	11,646
Accounting and administration expenses payable to affiliates	8,006
Legal fees payable to affiliates	2,828
Total Liabilities	6,601,315
Total Net Assets	$1,760,258,375

Net Assets Consist of:
Paid-in capital	$1,123,746,669
Total distributable earnings (loss)	636,511,706
Total Net Assets	$1,760,258,375

Net Asset Value

Class A:
Net assets	$935,870,665
Shares of beneficial interest outstanding, unlimited authorization, no par	75,067,603
Net asset value per share	$12.47
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$13.23

Class C:
Net assets	$24,268,594
Shares of beneficial interest outstanding, unlimited authorization, no par	1,936,850
Net asset value per share	$12.53

Class R:
Net assets	$23,261,443
Shares of beneficial interest outstanding, unlimited authorization, no par	1,866,477
Net asset value per share	$12.46

Institutional Class:
Net assets	$709,673,903
Shares of beneficial interest outstanding, unlimited authorization, no par	56,866,743
Net asset value per share	$12.48

Class R6:
Net assets	$67,183,770
Shares of beneficial interest outstanding, unlimited authorization, no par	5,383,927
Net asset value per share	$12.48
*Investments, at cost	$1,352,591,461
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Nomura Value Fund	Six months ended May 31, 2026 (Unaudited)
Investment Income:
Dividends	$18,859,866

Expenses:
Management fees	5,518,757
Distribution expenses — Class A	1,209,727
Distribution expenses — Class C	137,534
Distribution expenses — Class R	61,674
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	661,767
Accounting and administration expenses	129,366
Reports and statements to shareholders expenses	115,358
Trustees’ fees	77,163
Legal fees	73,543
Registration fees	38,561
Custodian fees	14,593
Audit and tax fees	12,621
Other	38,768
8,089,432
Less expenses paid indirectly	(3,334)
Total operating expenses	8,086,098
Net Investment Income (Loss)	10,773,768

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	227,912,941
Net change in unrealized appreciation (depreciation) on investments	(115,797,020)
Net Realized and Unrealized Gain (Loss)	112,115,921
Net Increase (Decrease) in Net Assets Resulting from Operations	$122,889,689
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Value Fund
	Six months ended 5/31/26 (Unaudited)	Year ended 11/30/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$10,773,768	$30,511,729
Net realized gain (loss)	227,912,941	572,621,076
Net change in unrealized appreciation (depreciation)	(115,797,020)	(649,131,983)
Net increase (decrease) in net assets resulting from operations	122,889,689	(45,999,178)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(212,572,916)	(298,809,557)
Class C	(6,243,631)	(11,651,432)
Class R	(5,225,578)	(6,578,614)
Institutional Class	(178,087,968)	(374,910,786)
Class R6	(16,149,454)	(51,935,972)
	(418,279,547)	(743,886,361)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	27,199,216	38,023,347
Class C	849,287	1,838,394
Class R	1,283,316	2,269,899
Institutional Class	80,599,826	171,719,150
Class R6	13,394,676	23,269,894

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	192,482,870	287,700,364
Class C	5,838,002	11,468,443
Class R	5,133,526	6,573,712
Institutional Class	153,423,248	352,536,903
Class R6	11,430,785	44,778,723
	491,634,752	940,178,829

Statements of changes in net assets
Nomura Value Fund
	Six months ended 5/31/26 (Unaudited)	Year ended 11/30/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(144,370,135)	$(354,122,719)
Class C	(8,540,996)	(25,550,503)
Class R	(4,149,285)	(6,828,830)
Institutional Class	(250,750,769)	(975,286,879)
Class R6	(34,449,779)	(151,518,284)
	(442,260,964)	(1,513,307,215)
Increase (decrease) in net assets derived from capital share transactions	49,373,788	(573,128,386)
Net Decrease in Net Assets	(246,016,070)	(1,363,013,925)

Net Assets:
Beginning of period	2,006,274,445	3,369,288,370
End of period	$1,760,258,375	$2,006,274,445
See accompanying notes, which are an integral part of the financial statements.

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Financial highlights
Nomura Value Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	During the year ended November 30, 2024, Delaware Management Company reimbursed the Fund $13,022 for commissions related to a trade error. Payment by affiliates is less than $0.005 per share and 0.005% on total return.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended November 30, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/26[1] (Unaudited)	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$14.82	$19.17	$17.71	$20.86	$24.41	$21.14

0.07	0.16	0.25	0.28	0.27	0.31
0.74	(0.16)	3.12	(1.52)	1.40	3.45
—	—	—[3]	—	—	—
0.81	—	3.37	(1.24)	1.67	3.76

(0.08)	(0.23)	(0.25)	(0.31)	(0.28)	(0.35)
(3.08)	(4.12)	(1.66)	(1.60)	(4.94)	(0.14)
(3.16)	(4.35)	(1.91)	(1.91)	(5.22)	(0.49)

$12.47	$14.82	$19.17	$17.71	$20.86	$24.41

6.56%	1.59%	20.77%[3]	(6.00%)	7.40%	17.94%

$935,871	$1,010,593	$1,339,264	$1,117,813	$1,383,399	$1,542,371
0.97%	0.95%	0.98%[6]	0.94%	0.93%	0.93%
0.97%	0.95%	0.98%[6]	0.94%	0.93%	0.93%
1.05%	1.16%	1.40%	1.54%	1.33%	1.32%
1.05%	1.16%	1.40%	1.54%	1.33%	1.32%
25%	46%	31%	19%	11%	22%

Financial highlights
Nomura Value Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	During the year ended November 30, 2024, Delaware Management Company reimbursed the Fund $13,022 for commissions related to a trade error. Payment by affiliates is less than $0.005 per share and 0.005% on total return.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended November 30, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/26[1] (Unaudited)	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$14.87	$19.20	$17.70	$20.83	$24.37	$21.10

0.02	0.06	0.11	0.14	0.12	0.13
0.75	(0.17)	3.14	(1.51)	1.39	3.44
—	—	—[3]	—	—	—
0.77	(0.11)	3.25	(1.37)	1.51	3.57

(0.03)	(0.10)	(0.09)	(0.16)	(0.11)	(0.16)
(3.08)	(4.12)	(1.66)	(1.60)	(4.94)	(0.14)
(3.11)	(4.22)	(1.75)	(1.76)	(5.05)	(0.30)

$12.53	$14.87	$19.20	$17.70	$20.83	$24.37

6.14%	0.80%	19.96%[3]	(6.71%)	6.57%	17.04%

$24,268	$30,622	$55,755	$101,616	$187,592	$253,333
1.72%	1.70%	1.73%[6]	1.69%	1.68%	1.68%
1.72%	1.70%	1.73%[6]	1.69%	1.68%	1.68%
0.30%	0.41%	0.62%	0.79%	0.57%	0.57%
0.30%	0.41%	0.62%	0.79%	0.57%	0.56%
25%	46%	31%	19%	11%	22%

Financial highlights
Nomura Value Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	During the year ended November 30, 2024, Delaware Management Company reimbursed the Fund $13,022 for commissions related to a trade error. Payment by affiliates is less than $0.005 per share and 0.005% on total return.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended November 30, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/26[1] (Unaudited)	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$14.82	$19.16	$17.70	$20.84	$24.39	$21.13

0.05	0.13	0.20	0.23	0.22	0.25
0.74	(0.15)	3.12	(1.50)	1.40	3.44
—	—	—[3]	—	—	—
0.79	(0.02)	3.32	(1.27)	1.62	3.69

(0.07)	(0.20)	(0.20)	(0.27)	(0.23)	(0.29)
(3.08)	(4.12)	(1.66)	(1.60)	(4.94)	(0.14)
(3.15)	(4.32)	(1.86)	(1.87)	(5.17)	(0.43)

$12.46	$14.82	$19.16	$17.70	$20.84	$24.39

6.34%	1.39%	20.46%[3]	(6.21%)	7.11%	17.61%

$23,261	$24,656	$29,164	$31,008	$40,863	$48,382
1.22%	1.20%	1.23%[6]	1.19%	1.18%	1.18%
1.22%	1.20%	1.23%[6]	1.19%	1.18%	1.18%
0.78%	0.91%	1.14%	1.29%	1.07%	1.07%
0.78%	0.91%	1.14%	1.29%	1.07%	1.06%
25%	46%	31%	19%	11%	22%

Financial highlights
Nomura Value Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	During the year ended November 30, 2024, Delaware Management Company reimbursed the Fund $13,022 for commissions related to a trade error. Payment by affiliates is less than $0.005 per share and 0.005% on total return.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended November 30, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/26[1] (Unaudited)	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$14.84	$19.18	$17.70	$20.85	$24.40	$21.14

0.08	0.20	0.29	0.32	0.32	0.37
0.74	(0.15)	3.13	(1.51)	1.41	3.43
—	—	—[3]	—	—	—
0.82	0.05	3.42	(1.19)	1.73	3.80

(0.10)	(0.27)	(0.28)	(0.36)	(0.34)	(0.40)
(3.08)	(4.12)	(1.66)	(1.60)	(4.94)	(0.14)
(3.18)	(4.39)	(1.94)	(1.96)	(5.28)	(0.54)

$12.48	$14.84	$19.18	$17.70	$20.85	$24.40

6.63%	1.91%	21.14%[3]	(5.77%)	7.69%	18.19%

$709,674	$852,264	$1,711,694	$2,917,872	$4,903,817	$6,216,726
0.72%	0.70%	0.73%[6]	0.69%	0.68%	0.68%
0.72%	0.70%	0.73%[6]	0.69%	0.68%	0.68%
1.30%	1.42%	1.62%	1.79%	1.57%	1.57%
1.30%	1.42%	1.62%	1.79%	1.57%	1.56%
25%	46%	31%	19%	11%	22%

Financial highlights
Nomura Value Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	During the year ended November 30, 2024, Delaware Management Company reimbursed the Fund $13,022 for commissions related to a trade error. Payment by affiliates is less than $0.005 per share and 0.005% on total return.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended November 30, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/26[1] (Unaudited)	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$14.83	$19.18	$17.71	$20.85	$24.41	$21.14

0.09	0.20	0.30	0.34	0.34	0.40
0.74	(0.16)	3.13	(1.52)	1.40	3.44
—	—	—[3]	—	—	—
0.83	0.04	3.43	(1.18)	1.74	3.84

(0.10)	(0.27)	(0.30)	(0.36)	(0.36)	(0.43)
(3.08)	(4.12)	(1.66)	(1.60)	(4.94)	(0.14)
(3.18)	(4.39)	(1.96)	(1.96)	(5.30)	(0.57)

$12.48	$14.83	$19.18	$17.71	$20.85	$24.41

6.71%	1.89%	21.22%[3]	(5.68%)	7.77%	18.36%

$67,184	$88,139	$233,411	$382,148	$752,826	$1,028,424
0.66%	0.65%	0.62%[6]	0.61%	0.59%	0.58%
0.66%	0.65%	0.62%[6]	0.61%	0.59%	0.58%
1.37%	1.41%	1.72%	1.87%	1.67%	1.67%
1.37%	1.41%	1.72%	1.87%	1.67%	1.67%
25%	46%	31%	19%	11%	22%

Notes to financial statements
Nomura Value Fund	May 31, 2026 (Unaudited)
Delaware Group® Equity Funds II (Trust) is organized as a Delaware statutory trust and offers one series: Nomura Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as part of its duties as the Fund's valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Fund investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2026, and for all open tax years (years ended November 30, 2022–November 30, 2025), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended May 31, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from any investment companies (Underlying Funds), in which the Fund invests are recorded on the ex-dividend date. Distributions received from investments in real estate

Notes to financial statements
Nomura Value Fund
1. Significant Accounting Policies (continued)
investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting — In November 2023, FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. The Fund's Chief Executive Officer and Chief Financial Officer act as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements.
Recent Accounting Standard — The Fund adopted FASB ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of May 31, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2026, the Fund earned $829 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2026, the Fund earned $2,505 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, 0.50% on the next $7.5 billion, and 0.475% on average daily net assets in excess of $10 billion.
Effective April 1, 2026, the Fund has no expense limitation. Prior to April 1, 2026, DMC had contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.81% of the Fund’s Class A, Class C, Class R, and Institutional Class shares’ average daily net assets and 0.72% of the Fund’s Class R6 shares’ average daily net assets. These waivers and reimbursements could only be terminated by agreement of DMC and the Fund. The waivers and reimbursements were accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from December 1, 2025 through March 31, 2026, was as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
1.06%	1.81%	1.31%	0.81%	0.72%
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2026, the Fund paid $47,858 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next

Notes to financial statements
Nomura Value Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
$20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended May 31, 2026, the Fund paid $69,727 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to May 2, 1994 and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after May 2, 1994. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate, based upon the allocation of the rates described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended May 31, 2026, the Fund paid $16,281 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended May 31, 2026, DDLP earned $10,279 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2026, DDLP received gross CDSC commissions of $359 and $1,425 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs,

in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended May 31, 2026, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$465,751,682
Sales	835,117,557
At May 31, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments	$1,352,591,461
Aggregate unrealized appreciation of investments	$488,082,906
Aggregate unrealized depreciation of investments	(81,697,136)
Net unrealized appreciation of investments	$406,385,770
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each of the Fund’s investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap

Notes to financial statements
Nomura Value Fund
3. Investments (continued)
contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2026:
Level 1
Securities
Assets:
Common Stocks	$1,743,793,111
Short-Term Investments	15,184,120
Total Value of Securities	$1,758,977,231
During the six months ended May 31, 2026, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. As of May 31, 2026, there were no Level 3 investments.

4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	5/31/26	11/30/25
Shares sold:
Class A	2,232,833	2,726,498
Class C	69,789	129,318
Class R	104,359	163,056
Institutional Class	6,597,111	12,381,602
Class R6	1,064,367	1,701,378

Shares issued upon reinvestment of dividends and distributions:
Class A	16,174,704	20,576,299
Class C	487,718	816,411
Class R	431,382	470,098
Institutional Class	12,892,397	25,213,739
Class R6	960,542	3,205,163
	41,015,202	67,383,562

Shares redeemed:
Class A	(11,518,267)	(24,981,874)
Class C	(679,652)	(1,791,244)
Class R	(333,186)	(491,063)
Institutional Class	(20,068,009)	(69,377,449)
Class R6	(2,583,188)	(11,133,833)
	(35,182,302)	(107,775,463)
Net increase (decrease)	5,832,900	(40,391,901)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the “Statements of changes in net assets.” For the six months ended May 31, 2026 and the year ended November 30, 2025, the Fund had the following exchange transactions:
	Exchange Redemptions				Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Six months ended
5/31/26	8,615	4,442	5,375	—	3,891	9,182	5,375	$229,837
Year ended
11/30/25	58,807	16,864	38,062	1,335	36,285	69,543	9,273	1,667,615

Notes to financial statements
Nomura Value Fund
5. Line of Credit
The Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Fund had no amounts outstanding as of May 31, 2026, or at any time during the period then ended.
6. Securities Lending
The Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended May 31, 2026, the Fund had no securities out on loan.
7. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2026, there were no Rule 144A securities held by the Fund.

Notes to financial statements
Nomura Value Fund
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to May 31, 2026, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)
Nomura Value Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
For the section below only, the trusts of the Nomura Funds are referred individually as a “Trust” and collectively as “Trusts,” each Nomura Fund individually as a “Fund,” and the Nomura Funds collectively as the “Funds.”
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025
At its June 2025 Meeting, the Board, including its Independent Trustees, considered and unanimously approved the proposed New Investment Advisory Agreements between the Trusts, on behalf of each of their Funds, and DMC. The Board also approved the New Sub-Advisory Agreements for the Funds, as applicable, that will become effective after the Closing or Split Closing, as applicable. In addition, the Board approved interim advisory and interim sub-advisory agreements (together the “Interim Advisory Agreements” and together with the New Investment Advisory Agreements and New Sub-Advisory Agreements, the “Proposed Advisory Agreements”). The Interim Advisory Agreements will take effect in the event that shareholders did not approve of one or more of the New Investment Advisory Agreements by the time of the Closing. The Board also determined to recommend that Fund shareholders approve the proposed New Investment Advisory Agreements. As part of their evaluation, the Board’s Independent Trustees reviewed material supporting the approval of the Proposed Advisory Agreements in executive sessions with its independent legal counsel both with and without representatives of management. Such material included responses provided by DMC and Nomura to an extensive initial questionnaire and a subsequent memorandum with questions relating to the Transaction and the impact on the Funds, as well as governance, compliance, investment and operational matters.
Background for the Board Approvals. At the June 2025 Meeting, representatives of DMC and Nomura met with the Board to discuss the Transaction. The Independent Trustees were advised that the Transaction, if completed, would constitute a Change of Control Event and result in the termination of the Current Investment Advisory Agreements. The Independent Trustees were also advised that it was proposed that DMC would continue to serve as the investment adviser to

Other Fund information (Unaudited)
Nomura Value Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
each Fund after the Closing and that the Board would be asked to consider approval of the terms and conditions of the proposed New Investment Advisory Agreements with DMC and thereafter to submit the proposed New Investment Advisory Agreements to the Funds’ shareholders for approval.
At the June 2025 Meeting, the Board, including a majority of the Independent Trustees, reviewed and approved the Proposed Advisory Agreements, including the New Investment Advisory Agreements, which are still subject to shareholder approval. The Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
The Board, together with independent legal counsel to the Independent Trustees and Fund counsel, met with representatives of DMC and Nomura to discuss the Transaction. In addition, management of DMC and certain Independent Trustees met in person or virtually on several other occasions preceding the June 2025 Meeting. At these meetings, the Transaction and future plans for DMC and the Funds were discussed at length. Finally, the Independent Trustees consulted with their independent legal counsel in executive sessions during the time period covered by the negotiation of the Transaction and discussed, among other things, the legal standards applicable to their review of the Proposed Advisory Agreements and certain other contracts and considerations relevant to their deliberations on whether to approve the Proposed Advisory Agreements.
At the in-person and virtual meetings with DMC management and with key Nomura representatives, the Trustees discussed the Transaction. The meetings included discussions of the strategic rationale for the Transaction and Nomura’s general plans and intentions regarding the Funds and DMC. On these occasions, representatives of DMC and Nomura made presentations to, and responded to questions from, the Trustees. The Board also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of DMC in connection with the Transaction, and Nomura’s role with respect to DMC Management.
In connection with the Trustees’ review of the Proposed Advisory Agreements, DMC and/or Nomura emphasized that:
• They expected that there will be no adverse changes as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services;
• No material changes in personnel or operations are currently contemplated in the operation of DMC under Nomura as a result of the Transaction (with the exception of the US leveraged credit team, as indicated below);
• Nomura has no present intention to cause DMC to alter the contractual expense limitations and reimbursements currently in effect for the Funds; and

• Under the Purchase Agreement, Nomura has agreed to, and to cause its affiliates to, use commercially reasonable efforts after Closing to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as Independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the Closing.
The Board considered that management proposed that the Board approve the Proposed Advisory Agreements because, upon the Closing, the Current Investment Advisory Agreements and the current sub-advisory agreements (the “Current Sub-Advisory Agreements”) would automatically terminate in accordance with their terms and applicable regulations. The Board further considered that management proposed that the Board approve the Interim Advisory Agreements so that, if the Transaction closes before a Fund receives the requisite shareholder approval of its New Investment Advisory Agreement, an Interim Advisory Agreement would permit continuity of the management of the Fund while it continued to solicit the requisite shareholder approval of the New Investment Advisory Agreement. The Board reviewed and also considered the forms of the Proposed Advisory Agreements, noting that the terms and conditions of each such agreement were substantially identical to the terms and conditions of the Current Investment Advisory Agreements or Current Sub-Advisory Agreements, except for the effective dates, duration and, with respect to the Interim Advisory Agreements, escrow provisions required by applicable law. The Board also considered the impact of a possible Split Closing and DMC’s representation that, if it occurs, it would not affect the day-to-day management of the applicable Funds. The Board noted that the New Investment Advisory Agreements would have an initial two-year term and that the Interim Advisory Agreements would be effective on an interim basis, as necessary upon the Closing, from its effective date until the earlier of (i) 150 calendar days from the effective date or such later date as may be consistent with the 1940 Act, rules and regulations thereunder or exemptive relief or interpretative position of the staff of the SEC; or (ii) the effective date of the applicable New Investment Advisory Agreement (“Interim Period”). The Interim Advisory Agreement may also be terminated on 10 days’ written notice by the Board. The Board further noted management’s representation that the approval of the Proposed Advisory Agreements would not result in any changes to the Funds’ investment objectives or strategies. The Board considered DMC’s and Nomura’s representations that there are no planned or anticipated material personnel changes as a result of the Transaction, with the exception of the US leveraged credit team where certain team members are expected to remain with Macquarie. The Board further considered DMC’s representation that the US leveraged credit team Funds will all be managed with the same investment objective and in the same style post-closing and DMC representing that it believes that there will be no reduction in the quality of advisory services to those Funds. Otherwise, the portfolio managers responsible for the day-to-day management of the Funds are expected to continue to manage the Funds and certain sub-adviser(s) are expected to continue to manage their respective sleeves of the Funds pursuant to New Sub-Advisory Agreements that would be substantially similar to the Current Sub-Advisory Agreements. The Board also noted management’s representation that the New Sub-Advisory Agreements would not require shareholder approval, and that management proposed that the Board approve the New Sub-Advisory Agreements pursuant to the Funds’ manager of managers

Other Fund information (Unaudited)
Nomura Value Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
exemptive relief. In addition, the Board also considered that, in connection with the Transaction, certain investment professionals at Macquarie-affiliated sub-advisers would be employed by Nomura advisory affiliates in the United Kingdom and Australia and would continue to manage the Funds they currently manage under participating affiliate arrangements.
Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements and New Sub-Advisory Agreements will be substantially similar to the Current Investment Advisory Agreements and Current Sub-Advisory Agreements, respectively, and they therefore considered the many reports furnished to them throughout 2024 and 2025 at regular Board meetings covering matters such as the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the Code of Ethics adopted throughout the Macquarie Funds complex; and the adherence to fair value pricing procedures as established by the Board. Further, and consistent with its continued oversight of these matters, the Board discussed with DMC and Nomura the impact of the Transaction on the remediation efforts and actions and specific initiatives being undertaken to enhance DMC’s compliance, risk, operational and portfolio management functions arising out of DMC’s previously announced settlement agreement with the SEC in September 2024. The Board relied on commitments by DMC and Nomura that these remediation efforts and actions and specific initiatives would not be negatively affected by the Transaction and would continue through and following Closing.
The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Investments Fund Services Company (“DIFSC”). The Board routinely reviews DIFSC’s performance.
Nomura and DMC indicated that they currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC (with the exception of the US leveraged credit team, as indicated above) or (ii) third parties providing operational services to the Funds, and stated that the nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements and New Sub-Advisory Agreements. The Board also considered that management of Nomura and Macquarie represented that there would  not be any “unfair burden”  imposed on any of the Funds for the first two years following the Closing as a result of the Transaction in accordance with Section 15(f) of the 1940 Act, and that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided to the Funds and their shareholders. The Board noted, among other things, the contractual expense limitations or reimbursements currently in effect for certain Funds and Nomura’s acknowledgment of

Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds.
Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. The Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year and considered its review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board also considered DMC’s representations that neither the Transaction, the New Investment Advisory Agreements nor the New Sub-Advisory Agreements would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Nomura did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance (with the exception of the US leveraged credit team), (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction, (iii) the Funds would not bear any Transaction-related expenses, and (iv) as indicated by Nomura and Macquarie, there was not expected to be any “unfair burden” imposed on the Funds as a result of the Transaction.
Comparative Expenses. At its August 2024 meeting, the Board evaluated expense comparison data for the Funds. At that meeting, DMC provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Board focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Broadridge as being similar to each Fund (the “Expense Group”). The Board placed significant emphasis on the Funds’ expenses in view of their importance to shareholders. The Board gave appropriate consideration to expense reports and discussions with DMC at Board meetings throughout the year and considered its prior review of expenses in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board considered the representations of DMC and Nomura that neither the Transaction, the New Investment Advisory Agreements nor New Sub-Advisory Agreements would likely have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreements would remain the same, (ii) DMC had no current intention to change the  existing contractual expense limitations and reimbursement policy as a result of the Transaction, (iii) under the Purchase Agreement, Macquarie and Nomura would pay all reasonable costs related to the related proxy solicitation, and (iv) Nomura and Macquarie represented that, consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the Funds for the first two years after the Closing.
Management Profitability. At its August 2024 meeting, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its August 2024 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the Funds and the complex as a whole. Specific attention was given to the methodology followed in allocating costs for the

Other Fund information (Unaudited)
Nomura Value Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
purpose of determining profitability. At that meeting, the Board determined that the management fees charged under the Current Investment Advisory Agreements were reasonable in light of the services rendered and the level of profitability of DMC. Nomura advised the Board in June 2025 that it anticipated that management profitability would remain substantially the same following the Closing, noting that services and costs are expected to be the same.
The Board also requested and reviewed financial statements provided by Nomura for Nomura Holdings Inc., the parent of Nomura, for the purpose of evaluating Nomura’s ability to financially support DMC’s advisory business after the Closing and to seek to ensure that DMC can continue to provide services of a similar nature, extent, and quality to the Funds following the Closing as it has under the Current Investment Advisory Agreements.
Based on information provided by DMC and Nomura, the Board considered their representations that DMC would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Funds under the New Investment Advisory Agreements as is the case under the Current Investment Advisory Agreements. The Board also considered Nomura’s representation that it had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in DMC to the extent that Nomura determined it was appropriate.
Economies of Scale. The Board considered whether economies of scale would be realized by DMC as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Board took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. The Board also acknowledged Nomura’s statement that the Transaction would not by itself immediately provide additional economies of scale given Nomura’s limited presence in the US mutual fund market. Nonetheless, the Board considered that additional economies of scale could potentially be achieved in the future if DMC were owned by Nomura as a result of Nomura’s willingness to invest additional amounts in DMC if appropriate opportunities arise. The Board further considered that potential economies of scale could be achieved as a result of DMC’s potentially expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Nomura’s commitment to its global asset management business.
Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities. The Board also considered that Nomura and DMC may derive reputational, strategic, and other benefits from their association with the Funds, including, for Nomura and DMC, service relationships with DMC, DIFSC, and Delaware Distributors, L.P., and evaluated the extent to which DMC might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Funds and the potential benefits from allocation of Fund brokerage to improve trading efficiencies.
The Purchase Agreement. The Board considered the terms of the Purchase Agreement, including those related to Section 15(f) of the 1940 Act and that Macquarie and Nomura will bear the expenses related to the Funds’ proxy solicitation. At the June 2025 Meeting, the Board discussed the conditions to the Closing, including the requirements for obtaining consents to the change in control from DMC’s advisory clients, such as the Funds.
Board Review of Nomura. The Board reviewed detailed information supplied by Nomura about its operations. As previously noted, to consider DMC’s ability to continue to provide the same level and quality of services to the Funds, the Board requested, received, and reviewed information from Nomura concerning its financial condition to demonstrate its ability support DMC’s advisory business after the Closing. Based on this review, the Board considered that DMC would continue to have the financial ability to maintain the high quality of services required by the Funds.
Nomura described its proposed changes to DMC’s corporate governance, primarily through the anticipated addition of certain Nomura officers to DMC’s parent company. The Board considered Nomura’s statement that it plans to retain the pre-closing organizational and operating structure with respect to the Funds post-Closing as much as possible. Nomura described the proposed harmonization of the compensation system in use at DMC with the compensation plan used by Nomura, including short-term and long-term incentive compensation and equity interests for executive officers and investment personnel.
The Board also considered Nomura’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. In addition, the Board considered Nomura’s representation that the acquisition of DMC could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.
The Board noted that DMC has placed brokerage transactions with a broker/dealer affiliate of Nomura and received research in connection with those transactions. In addition, certain other Nomura affiliates participate as underwriters for securities offerings outside of the United States.
Conclusion. The Independent Trustees of each Trust deliberated in executive session; the entire Board of each Fund, including the Independent Trustees, then approved the Proposed Advisory Agreements. The Board concluded that the advisory fee rates under each New Investment Advisory Agreement are reasonable in relation to the services provided and that execution of the New Investment Advisory Agreements is in the best interests of the shareholders. For each Fund, the Board noted that they had concluded in their most recent advisory agreement continuance considerations in August 2024 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had

Other Fund information (Unaudited)
Nomura Value Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Board also noted, with respect to the Funds that currently had the benefit of contractual fee limitations, that Nomura indicated it will maintain the Funds’ existing contractual expense limitations and/or advisory fee waivers post-Closing through the stated end date for such expense limitation and fee waiver. Nomura further indicated it has no current plans to increase advisory, administration, distribution, transfer agency, or other fees of the Funds following the Transaction. The Board noted Nomura’s acknowledgment of Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds. On that basis, the Board concluded that each of the total expense ratio and proposed advisory fee for the Funds anticipated to result from the Transaction was acceptable.
In reaching its determination regarding the approval of the Proposed Advisory Agreements, the Board, including all of the Independent Trustees, considered the factors, conclusions and information they believed relevant in the exercise of their reasonable judgment, including, but not limited to, the factors, conclusions and information discussed above.
Further, in their deliberations, the Board members did not identify any particular factor (or conclusion with respect thereto) or information that was all important or controlling, and each Board member may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
1350 Penn Avenue, Suite 102
Pittsburgh, PA 15222
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management, unless otherwise stated, refers to the Nomura Asset Management International business. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds mutual funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT. The Nomura Funds exchange-traded funds are distributed by Foreside Financial Services, LLC. Foreside Financial Services, LLC is not affiliated with any Nomura entity, including Delaware Management Company and Delaware Distributors, L.P.
(5644076)
SA-DDVIX-0726
This page is not part of the financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds II

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Principal Executive Officer
Date:	July 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Principal Executive Officer
Date:	July 31, 2026

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Principal Financial Officer
Date:	July 31, 2026